Document and Entity Information	0 Months Ended
Mar. 04, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 04, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Mar. 04, 2015
Document Effective Date	Mar. 04, 2015
Prospectus Date	Mar. 04, 2015
Global Multi-Asset Income Portfolio | Class A
Risk/Return:
Trading Symbol	MSGOX
Global Multi-Asset Income Portfolio | Class I
Risk/Return:
Trading Symbol	MSGMX
Global Multi-Asset Income Portfolio | Class IS
Risk/Return:
Trading Symbol	MSGUX